Shareholder Report, Holdings (Details) - PEO AlphaQuest(TM) Thematic PE ETF	Dec. 31, 2025
Adobe, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Teradata Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Fair Isaac Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
IDEXX Laboratories, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
CVS Health Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Cigna Group [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Dropbox, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
VeriSign, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
ASGN, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Illinois Tool Works, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Cash & Other Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%